Shareholder Report, Holdings (Details)	Jun. 30, 2024
WisdomTree Artificial Intelligence and Innovation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | ARM Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.90%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Artificial Intelligence and Innovation Fund [Member] | WisdomTree Artificial Intelligence and Innovation Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
WisdomTree Battery Value Chain and Innovation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Blink Charging Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | TDK Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Wartsila OYJ Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Joby Aviation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Archer Aviation, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Mitsubishi Heavy Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | EnerSys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | FuelCell Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Battery Value Chain and Innovation Fund [Member] | WisdomTree Battery Value Chain and Innovation Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
WisdomTree BioRevolution Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Novonesis (Novozymes) B, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Blueprint Medicines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Geron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Agios Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Sarepta Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Bridgebio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.20%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution | Fund Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree BioRevolution Fund [Member] | WisdomTree BioRevolution Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
WisdomTree Cloud Computing Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Squarespace, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | AvePoint, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Wix.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Zuora, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Crowdstrike Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Toast, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Monday.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Okta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree Cloud Computing Fund [Member] | WisdomTree Cloud Computing Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
WisdomTree Cybersecurity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | HashiCorp, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Crowdstrike Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Elastic NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Zscaler, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Tenable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | China [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree Cybersecurity Fund [Member] | WisdomTree Cybersecurity Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
WisdomTree Dynamic Currency Hedged International Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International Equity Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | TORM PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Hoegh Autoliners ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Bank of Georgia Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | ACEA SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | SBM Offshore NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | D/S Norden AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Cofinimmo SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Netlink NBN Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Metcash Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund [Member] | WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Wisdomtree Emerging Markets Efficient Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Naspers Ltd., Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Wisdomtree Emerging Markets Efficient Core Fund [Member] | WisdomTree Emerging Markets Efficient Core Fund | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
WisdomTree Emerging Markets ex-China Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Infosys Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree Emerging Markets ex-China Fund [Member] | WisdomTree Emerging Markets ex-China Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
WisdomTree International Efficient Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Novo Nordisk AS, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree International Efficient Core Fund [Member] | WisdomTree International Efficient Core Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
WisdomTree U.S. Corporate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Bank of America Corp., 2.59%, due 4/29/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Verizon Communications, Inc., 4.33%, due 9/21/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Citigroup, Inc., 3.11%, due 4/8/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Eversource Energy, 3.30%, due 1/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Wells Fargo & Co., 4.81%, due 7/25/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | U.S. Bancorp, 5.78%, due 6/12/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | HCA, Inc., 4.13%, due 6/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Morgan Stanley, 3.95%, due 4/23/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Bank of America Corp., 3.19%, due 7/23/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Bank of America Corp., 4.45%, due 3/3/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
WisdomTree U.S. Corporate Bond Fund [Member] | WisdomTree U.S. Corporate Bond Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
WisdomTree U.S. Efficient Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree U.S. Efficient Core Fund [Member] | WisdomTree U.S. Efficient Core Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree U.S. Efficient Core Fund [Member] | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
WisdomTree U.S. High Yield Corporate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | DaVita, Inc., 4.63%, due 6/1/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | DISH Network Corp., 11.75%, due 11/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Tenet Healthcare Corp., 6.13%, due 10/1/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Sirius XM Radio, Inc., 4.13%, due 7/1/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Tenneco, Inc., 8.00%, due 11/17/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Comstock Resources, Inc., 5.88%, due 1/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 4/1/51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Newell Brands, Inc., 5.70%, due 4/1/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
WisdomTree U.S. High Yield Corporate Bond Fund [Member] | WisdomTree U.S. High Yield Corporate Bond Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | U.S. Treasury Notes, 4.25%, due 6/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Citigroup, Inc., 4.45%, due 9/29/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Capital One Financial Corp., 4.20%, due 10/29/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Citigroup, Inc., 3.20%, due 10/21/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Goldman Sachs Group, Inc., 1.95%, due 10/21/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | CVS Health Corp., 4.30%, due 3/25/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Bank of America Corp., 1.66%, due 3/11/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Bank of America Corp., 3.71%, due 4/24/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | Verizon Communications, Inc., 2.10%, due 3/22/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Dominion Energy, Inc., 1.45%, due 4/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WisdomTree U.S. Short-Term Corporate Bond Fund [Member] | WisdomTree U.S. Short-Term Corporate Bond Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%